Other Payables and Accrued Liabilities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Value of rights granted to Numonyx to use certain assets retained by the company	$ 3	$ 6
Rights granted to use certain assets reported as a current liability	$ 2	$ 3